ACQUIRED INTANGIBLE ASSETS, NET (Details) In Thousands, unless otherwise specified	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Sep. 30, 2013 Technology rights for licensed seeds [Member] CNY	Sep. 30, 2012 Technology rights for licensed seeds [Member] CNY	Sep. 30, 2013 Distribution network [Member] CNY	Sep. 30, 2012 Distribution network [Member] CNY	Sep. 30, 2013 Others [Member] CNY	Sep. 30, 2012 Others [Member] CNY
Acquired Finite Lived Intangible Asset Gross		92,317	89,825	80,602	78,323	6,739	6,739	4,976	4,763
Accumulated amortization		(64,886)	(59,926)
Impairment provision		(4,314)	(4,314)
Acquired intangible assets, net	$ 3,760	23,117	25,585